Private Placement (Details) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 04, 2024	Dec. 31, 2024	Dec. 31, 2025
Private Placement (Details) [Line Items]
Aggregate purchase price (in Dollars)		$ 6,483,750	$ 0
Completion of initial business combination days			30 days
Private Placement Warrant [Member]
Private Placement (Details) [Line Items]
Number of Unit Issued	0.5		0.5
Private Placement [Member]
Private Placement (Details) [Line Items]
Number of units aggregate	648,375		648,375
Price per unit (in Dollars per share)			$ 10
Aggregate purchase price (in Dollars)			$ 6,483,750
Completion of initial business combination days	30 days
Private Placement [Member] | BTIG [Member]
Private Placement (Details) [Line Items]
Price per unit (in Dollars per share)	$ 10
Aggregate purchase price (in Dollars)	$ 6,483,750		$ 6,483,750
Private Placement Share [Member]
Private Placement (Details) [Line Items]
Number of Unit Issued	1		1
Class A Ordinary Shares [Member] | Private Placement Warrant [Member]
Private Placement (Details) [Line Items]
Number of Unit Issued	1		1
Price per share of warrant (in Dollars per share)	$ 11.5		$ 11.5